Risks Arising from Financial Instruments - Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ 4,314	$ 4,092	$ 1,833
Interest Rate Risk [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(4,314)	(4,092)	(1,833)
Interest Rate Risk [Member] | Financial Liabilities at Amortised Cost, Class [Member] | Not Designated in Hedging Relationship [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(4,375)	(4,119)	(2,005)
Interest Rate Risk [Member] | Fair value hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(34)	(73)	(87)
Interest Rate Risk [Member] | Fair value hedges [member] | Hedging Instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	23	42	50
Interest Rate Risk [Member] | Cash flow hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(25)	(24)	(31)
Interest Rate Risk [Member] | Cash flow hedges [member] | Cash Flow Hedges - Hedging Instruments (Reclassified From Equity) [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	26	16	24
Interest Rate Risk [Member] | Net investment hedges [member] | Hedging Instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	77	34	152
Interest Rate Risk [Member] | Economic Hedges [Member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense		8	8
Interest Rate Risk [Member] | Economic Hedges [Member] | Hedging Instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ (6)	$ 24	$ 56